Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of investments in affiliates and joint ventures
The purchase price at the date of acquisition is allocated to net assets acquired as follows:

Assets
Cash	$10,939
Accounts receivable, net	13,234
Contract assets	3,089
Inventories	3,926
Prepaid expenses and deposits	304
31,492
Property, plant and equipment	15,962
Other assets	1,375
Investment in affiliates and joint ventures	11,728
Total Assets	60,557
Liabilities
Accounts payable	10,604
Accrued liabilities	1,136
Contract liabilities	360
12,100
Long-term debt (including current portion)	3,127
Finance lease obligation (formally capital lease obligation, including current portion)	542
Deferred tax liabilities	1,938
Total Liabilities	17,707

Net assets acquired	$42,850
The following table summarizes the investments of the NL Partnership, including the NL Partnership’s ownership interest therein:

NL Partnership Interest(iii)
Equity method investments:
Kivalliq Services Ltd.(i)	33.33%
HRN Contracting Ltd.(ii)	33.33%
Proportionately consolidated investments:
Amik Nuna Forestry Services	50.00%
Aroland Nuna	49.00%
Fond Du Lac Nuna	49.00%
Mahiikanuk Nuna	49.00%
Met Nuna	75.00%
Nuna Bauer	50.00%
EDC Nuna Contracting	70.00%
Attawapiskat Nuna	75.00%
Consolidated investments:
Deton Cho Nuna	60.00%
Nuna Deton Cho Winter Road Services	75.00%
Nuna Deton Cho Contracting	100.00%

(i)Includes investment in MTKSL Contracting Joint Venture.
(ii)Includes investment in TDIC/HRN Contracting Joint Venture.
(iii)Subsequent to the change in presentation of the NL Partnership on November 1, 2019, the investments of the NL Partnership and the results of these investments are recognized through the Company’s equity method investment in the NL Partnership.

The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2019	December 31, 2018
Balance, beginning of the year	$11,788	$—
Additions arising on acquisition	—	11,728
Additions due to change in presentation of NL Partnership	37,025	—
Dividends, repayments of loans and other adjustments	(8,685)	—
Share of net income	2,780	60
Balance, end of the year	$42,908	$11,788
The financial information for the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2019	December 31, 2018
Assets
Current assets	$33,734	$9,769
Non-current assets	21,370	2,392
Total assets	$55,104	$12,161
Liabilities
Current liabilities	$10,590	$4,013
Non-current liabilities	2,614	3,032
Total liabilities	$13,204	$7,045
Statement of Operations and Comprehensive Income

Year ended December 31,	2019	2018
Revenues	$24,689	$1,771
Gross profit	5,148	152
Income before taxes	3,782	98
Net income and comprehensive income	2,780	60